Investment Securities	12 Months Ended
Sep. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES

September 30,	2015
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	$105,065	$1,923	$(274)	$106,714	1.74%
5 to 10 years	119,071	35	(1,247)	117,859	1.54%
Over 10 years	262,832	—	(4,941)	257,891	1.23%
Equity Securities
Within 1 year	500	17	—	517	1.80%
1 to 5 years	99,922	1,513	—	101,435	1.90%
5 to 10 years	—	—	—	—	—%
Corporate bonds due
Within 1 year	24,787	191	—	24,978	0.53%
1 to 5 years	311,435	1,190	(58)	312,567	0.88%
5 to 10 years	100,000	876	(3,524)	97,352	1.47%
Over 10 years	69,950	953	—	70,903	3.00%
Municipal bonds due
1 to 5 years	2,285	8	—	2,293	1.23%
5 to 10 years	1,303	7	—	1,310	2.05%
Over 10 years	20,382	3,138	—	23,520	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,144,787	18,222	(2,491)	1,160,518	2.48%
Other commercial MBS	103,131	85	(510)	102,706	1.51%
	2,365,450	28,158	(13,045)	2,380,563	1.97%
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,643,216	10,516	(16,312)	1,637,420	3.19%
	1,643,216	10,516	(16,312)	1,637,420	3.19%
	$4,008,666	$38,674	$(29,357)	$4,017,983	2.46%

September 30,	2014
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	$171,154	$2,585	$(748)	$172,991	1.26%
5 to 10 years	203,317	300	(102)	203,515	1.45%
Over 10 years	354,828	1,028	(419)	355,437	1.25%
Equity Securities
Within 1 year
1 to 5 years	100,500	887	—	101,387	1.90%
5 to 10 years	—		—	—	—%
Corporate bonds due
Within 1 year	15,000	75	—	15,075	1.00%
1 to 5 years	302,540	2,372	—	304,912	0.71%
5 to 10 years	138,201	1,789	(970)	139,020	1.43%
Over 10 years	50,000	—	—	50,000	3.00%
Municipal bonds due
1 to 5 years	—	—	—	—	—%
5 to 10 years	—	—	—	—	—%
Over 10 years	20,402	3,279	—	23,681	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,561,639	24,893	(2,024)	1,584,508	2.57%
Other commercial MBS	98,851	65	—	98,916	1.49%
	3,016,432	37,273	(4,263)	3,049,442	1.99%
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,548,265	4,855	(53,902)	1,499,218	3.13%
	1,548,265	4,855	(53,902)	1,499,218	3.13%
	$4,564,697	$42,128	$(58,165)	$4,548,660	2.38%

There were $246,826,000 of available-for-sale securities that were sold in 2015, resulting in a gain of $9,641,000. Substantially all mortgage-backed securities have contractual due dates that exceed twenty-five years.

The following table shows the gross unrealized losses and fair value of securities at September 30, 2015 and September 30, 2014, by length of time that individual securities in each category have been in a continuous loss position. The Bank had $1,297,408,000 securities in a continuous loss position for 12 or more months at September 30, 2015, and $1,642,718,000 securities in a continuous loss position for 12 or more months at September 30, 2014, which consisted of corporate bonds, U.S. government and agency securities, and mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Bank does not intend to sell the security, and 2) it is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

As of September 30,	2015
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(183)	$72,862	$(3,399)	$46,601	$(3,582)	$119,463
U.S. agency securities	(5,010)	336,243	(1,452)	57,344	(6,462)	393,587
Agency pass-through certificates	(1,036)	169,541	(18,277)	1,193,463	(19,313)	1,363,004
	$(6,229)	$578,646	$(23,128)	$1,297,408	$(29,357)	$1,876,054

As of September 30,	2014
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(125)	$24,875	$(845)	$24,155	$(970)	$49,030
U.S. agency securities	(472)	316,578	(797)	109,354	(1,269)	425,932
Agency pass-through certificates	(215)	19,212	(55,711)	1,509,209	(55,926)	1,528,421
	$(812)	$360,665	$(57,353)	$1,642,718	$(58,165)	$2,003,383